CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME
Interest income on loans	¥ 105,570	¥ 118,396	¥ 141,857
Interest expense
Interest expenses on loans	(21,909)	(19,846)	(26,451)
Business related taxes and surcharges	(304)	(435)	(590)
Total interest expense	(22,213)	(20,281)	(27,041)
Net interest income	83,357	98,115	114,816
Credit impairment losses	(55,264)	(24,694)	(66,904)
Net interest income after credit impairment losses	28,093	73,421	47,912
Non-interest and other income	21	173	438
Operating costs and expenses
Sales and marketing	(170)	(1,698)	(1,794)
General and administrative	(8,090)	(13,280)	(20,368)
Total operating costs and expenses	(8,260)	(14,978)	(22,162)
Profit before income taxes	19,854	58,616	26,188
Income tax expense	0	0	(18,033)
Net profit	19,854	58,616	8,155
Net profit attributable to:
Equity holders of the Company	15,883	46,893	6,524
Non-controlling interest	3,971	11,723	1,631
Net profit (Profit/loss)	19,854	58,616	8,155
Other comprehensive income for the year
Net profit (Income/loss)	19,854	58,616	8,155
Exchange differences on translation of financial statements of entities outside the mainland of the People's Republic of China	(177)	(405)	616
Total comprehensive income for the year	19,677	58,211	8,771
Total comprehensive income attributable to:
Equity holders of the Company	15,742	46,569	7,017
Non-controlling interests	3,935	11,642	1,754
Total comprehensive income	¥ 19,677	¥ 58,211	¥ 8,771
Basic and diluted earnings per share for the profit attributable to the equity holders of the Company during the year (expressed in RMB per share)	¥ 0.02	¥ 0.05	¥ 0.01
Weighted average number of shares outstanding in the year	1,001,575,455	1,001,046,568	1,000,171,839